UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of Registrant as specified in charter)

101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: April 30, 2011

Item 1.  Reports To Stockholders.
THE ADVISORS’ INNER CIRCLE FUND

Conservative Core Equity Fund
SEMI-ANNUAL REPORT TO SHAREHOLDERS
April 30, 2011
This information must be preceded or
accompanied by a current prospectus.
Investors should read the prospectus carefully
before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
(Unaudited)
The total net of fee return of the LSV Conservative Core Equity Fund, (the “Fund”) and the benchmark S&P 500 Index for trailing periods ended April 30, 2011, were as follows:

				Since
	6 Months	1 Year*	3 Year*	Inception*
LSV Conservative Core Equity Fund	16.27%	16.43%	1.59%	-1.95%
S&P 500 Index	16.36	17.22	1.73	-0.67

*	As of April 30, 2011; periods longer than one year are annualized; inception date is May 22, 2007; net of fees. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 1-888-FUND-LSV.
As of April 30, 2011 the Russell 1000 Value Index total return has lagged the Russell 1000 Growth Index by 5.6% for the trailing year, and 4.7% annualized for 3-years. Not surprisingly, this has been a challenging environment for our value approach. However, recently we have begun to see a reversal as value stocks have performed better which has benefitted the portfolio somewhat year-to-date.
Despite the more favorable recent environment for value stocks, attribution suggests that the Portfolio’s stronger emphasis on valuation than the S&P 500 Index detracted from relative returns in the trailing six months. Overall stock selection had a slightly positive effect on relative returns as portfolio holdings outperformed benchmark constituents in the Health Care sector but lagged in other sectors, most notably in the Industrials and Consumer Discretionary sectors. As an enhanced indexed portfolio, sector bets are tightly constrained and therefore do not usually have a significant impact on relative returns. The positive benefit of underweight exposure to the Consumer Staples sector was more than offset by the negative impact of an overweight to the Health Care sector and an underweight to the Industrials sector. The Fund’s most significant sector exposures on a relative basis are to the Health Care and Technology sectors. The Fund is underweight to Industrials stocks. From an industry perspective, the biggest overweights are to Oil, Gas and Consumable Fuels and Insurance and the biggest underweights are Energy Equipment Services and REITs.
Even with the strong market returns since March 2009, the portfolio remains attractive from a valuation perspective as corporate earnings have also risen sharply since the recovery began. Currently the portfolio is trading at 11.7x forward earnings, compared to 14.1x for the S&P 500 benchmark, 1.9x book compared to 2.3x and 7.9x cash flow compared to 10.3x. While we never know exactly what the catalyst/s will be for a more favorable environment for value stocks, we are beginning to see positive signs that the market is recognizing that it has underestimated the prospects of the stocks we own in the Fund. Companies are starting to increase dividends, to look for acquisitions and to buy back stock. Corporate balance sheets have built up substantial cash since the market and economic recovery began in 2009 and merger and acquisition activity is also picking up among financial buyers creating another potential source of demand for healthy businesses that are out of favor.
Our assets under management, ownership structure and team remain stable. As always, we are committed to a consistent application of our investment process and research agenda as part of an ongoing effort to enhance our quantitative models and add value for our clients.
The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance. It is not possible to invest directly in an index.

April 30, 2011	(Unaudited)

† Percentages are based on total investments.

Schedule of Investments
LSV Conservative Core		Value
Equity Fund	Shares	(000)

Common Stock (99.7%)
Aerospace & Defense (3.2%)
General Dynamics	5,000	$364
Huntington Ingalls Industries*	816	32
ITT	4,600	266
L-3 Communications Holdings, Cl 3	2,900	232
Northrop Grumman	6,000	382
Raytheon	7,000	340
Tyco International	4,900	239

		1,855

Agricultural Operations (0.6%)
Archer-Daniels-Midland	9,600	355

Agricultural Products (0.1%)
Fresh Del Monte Produce	2,000	54

Aircraft (1.1%)
Lockheed Martin	4,600	365
United Continental Holdings*	6,000	137
US Airways Group*	12,800	116

		618

Apparel Retail (0.9%)
Gap	11,100	258
Ross Stores	3,400	251

		509

Asset Management & Custody Banks (1.5%)
Ameriprise Financial	5,500	341
Bank of New York Mellon	12,500	362
Legg Mason	5,200	193

		896

Automotive (1.6%)
Autoliv	2,800	225
Ford Motor*	34,800	538
TRW Automotive Holdings*	3,400	194

		957

Banks (5.4%)
Bank of America	47,300	581
Huntington Bancshares	29,800	202
JPMorgan Chase	21,500	981
PNC Financial Services Group	5,200	324
Regions Financial	9,900	73
SunTrust Banks	2,800	79
US Bancorp	6,000	155
Wells Fargo	27,500	800

		3,195

Biotechnology (1.9%)
Amgen*	7,200	409
Biogen Idec*	4,700	458
Gilead Sciences*	5,700	221

		1,088

Cable & Satellite (1.0%)
Comcast, Cl A	16,500	433
Time Warner Cable, Cl A	1,900	148

		581

Chemicals (1.7%)
Cytec Industries	2,400	141
Dow Chemical	13,500	553
Eastman Chemical	2,900	311

		1,005

Commercial Printing (0.3%)
RR Donnelley & Sons	9,200	174

Commercial Services (0.2%)
Convergys*	6,400	93

Computer & Electronics Retail (0.9%)
Best Buy	6,900	215
GameStop, Cl A*	7,700	198
RadioShack	6,600	104

		517

Computers & Services (10.1%)
Apple*	3,200	1,114
Applied Materials	24,200	380
CA	9,200	226
Computer Sciences	5,800	296
Dell*	26,100	405
Google, Cl A*	600	326
Hewlett-Packard	18,800	759
Microsoft	48,400	1,259
The accompanying notes are an integral part of the financial statements.

Schedule of Investments
April 30, 2011	(Unaudited)

LSV Conservative Core		Value
Equity Fund	Shares	(000)

Computers & Services (continued)
NCR*	6,600	$131
Oracle	8,800	317
SanDisk*	5,700	280
Seagate Technology	10,100	178
Western Digital*	6,700	267

		5,938

Construction & Engineering (0.2%)
KBR	3,700	142

Consumer Discretionary (1.2%)
Kimberly-Clark	1,900	126
Procter & Gamble	8,800	571

		697

Diversified Metals & Mining (0.9%)
Freeport-McMoRan Copper & Gold	9,600	528

Drug Retail (1.7%)
CVS Caremark	13,100	475
Walgreen	12,500	534

		1,009

Electrical Services (4.2%)
Ameren	7,100	208
American Electric Power	9,700	354
DTE Energy	4,100	207
Edison International	7,500	295
Entergy	5,400	376
Exelon	4,400	185
General Electric	32,200	658
Public Service Enterprise Group	6,400	206

		2,489

Financial Services (3.1%)
American Express	4,600	226
Capital One Financial	5,900	323
Citigroup*	131,100	602
Goldman Sachs Group	2,700	407
Morgan Stanley	8,900	233

		1,791

Food, Beverage & Tobacco (3.5%)
Altria Group	3,700	99
Coca-Cola	6,200	418
Coca-Cola Enterprises	8,700	247
ConAgra Foods	8,900	218
Hormel Foods	6,600	194
Kraft Foods, Cl A	4,100	138
PepsiCo	3,200	220
Philip Morris International	4,200	292
Supervalu	3,200	36
Tyson Foods, Cl A	10,900	217

		2,079

General Merchandise Stores (1.4%)
Big Lots*	4,800	197
Family Dollar Stores	3,000	163
Target	9,800	481

		841

Health Care Distributors (0.4%)
McKesson	2,800	233

Health Care Equipment (1.4%)
Baxter International	2,700	154
Medtronic	12,700	530
Zimmer Holdings*	2,200	144

		828

Household Products, Furniture & Fixtures (0.3%)
Whirlpool	2,100	181

Insurance (8.1%)
ACE	5,300	356
Aetna	9,800	406
Allstate	9,900	335
Assurant	4,400	175
Berkshire Hathaway, Cl B*	4,300	358
Chubb	5,300	346
CIGNA	4,000	187
Hartford Financial Services Group	3,100	90
Lincoln National	2,800	88
MetLife	10,300	482
Prudential Financial	6,400	406
Travelers	6,200	392
UnitedHealth Group	11,500	566
Unum Group	5,300	140
WellPoint	5,800	445

		4,772

IT Consulting & Other Services (1.6%)
International Business Machines	4,500	767
SAIC*	10,800	188

		955

Machinery (0.6%)
Oshkosh*	5,500	174
Timken	3,500	197

		371

Metal & Glass Containers (0.4%)
Ball	3,800	142
Owens-Illinois*	2,700	80

		222

Multimedia (0.8%)
DISH Network, Cl A*	5,600	140
News, Cl A	9,400	168
Walt Disney	3,700	159

		467

The accompanying notes are an integral part of the financial statements.

Schedule of Investments
April 30, 2011	(Unaudited)

LSV Conservative Core		Value
Equity Fund	Shares	(000)

Office Electronics (0.4%)
Xerox	21,800	$220

Office Equipment (0.9%)
3M	1,800	175
Avery Dennison	6,000	250
Pitney Bowes	5,000	123

		548

Oil & Gas Equipment & Services (0.4%)
Schlumberger	2,700	242

Paper & Paper Products (0.6%)
International Paper	10,900	337

Paper Packaging (0.2%)
Rock-Tenn, Cl A	2,000	138

Petroleum & Fuel Products (12.2%)
Apache	4,300	574
Chesapeake Energy	7,600	256
Chevron	12,600	1,379
ConocoPhillips	11,500	908
Exxon Mobil	23,500	2,068
Marathon Oil	9,500	513
Murphy Oil	4,300	333
Noble	3,000	129
Occidental Petroleum	3,800	434
Tesoro*	7,100	193
Valero Energy	12,300	348

		7,135

Petroleum Refining (1.3%)
Devon Energy	4,100	373
Hess	4,700	404

		777

Pharmaceuticals (6.8%)
Abbott Laboratories	9,800	510
Bristol-Myers Squibb	8,200	230
Eli Lilly	12,100	448
Forest Laboratories*	3,700	123
Johnson & Johnson	8,400	552
Merck	21,700	780
Mylan Laboratories*	6,600	164
Pfizer	52,100	1,092
Watson Pharmaceuticals*	1,300	81

		3,980

Printing & Publishing (0.3%)
Lexmark International, Cl A*	1,800	58
McGraw-Hill	3,600	146

		204

Railroads (0.4%)
Union Pacific	2,200	228

Reinsurance (0.8%)
Everest Re Group	1,800	164
PartnerRe	1,900	153
Validus Holdings	5,200	169

		486

Retail (4.2%)
Brinker International	5,600	135
Darden Restaurants	4,400	207
Kroger	8,600	209
Lowe’s	19,000	499
Macy’s	9,500	227
McDonald’s	1,400	109
Safeway	12,300	299
Wal-Mart Stores	14,000	770

		2,455

Semi-Conductors/Instruments (4.3%)
Intel	38,900	902
Jabil Circuit	6,400	127
KLA-Tencor	5,600	246
Lam Research*	3,300	159
Micron Technology*	14,600	165
TE Connectivity	7,800	280
Texas Instruments	14,700	522
Vishay Intertechnology*	6,900	132

		2,533

Specialized REIT’s (0.3%)
Hospitality Properties Trust	6,400	155

Steel & Steel Works (0.7%)
Alcoa	7,800	133
Cliffs Natural Resources	3,200	300

		433

Technology Distributors (0.6%)
Avnet*	2,600	94
Ingram Micro, Cl A*	5,900	111
Tech Data*	2,600	138

		343

Telephones &Telecommunications (5.0%)
AT&T	36,700	1,142
Cisco Systems	33,300	585
Corning	21,900	458
Harris	5,700	303
QUALCOMM	3,500	199
Verizon Communications	6,500	246

		2,933

Total Common Stock (Cost $54,793)		58,587

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2011	(Unaudited)

	Face
LSV Conservative Core	Amount	Value
Equity Fund	(000)	(000)

Repurchase Agreement (0.2%)
Morgan Stanley 0.020%, dated 04/29/11, to be repurchased on 05/02/11, repurchase price $132,532 (collateralized by a U.S. Treasury Inflationary Index Note, par value $134,347, 2.500%, 07/15/16; with total market value $135,183)	$133	$133

Total Repurchase Agreement (Cost $133)		133

Total Investments — 99.9% (Cost $54,926)		$58,720

Percentages are based on Net Assets of $58,792 (000).

*	Non-income producing security.

Cl	Class

REIT	Real Estate Investment Trust
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value (000):

Investments in
Securities	Level 1	Level 2	Level 3	Total
Common Stock	$58,587	$—	$—	$58,587
Repurchase Agreement	—	133	—	133

Total Investments in Securities	$58,587	$133	$—	$58,720

For the six-month period ended April 30, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the six-month period ended April 30, 2011, there were no Level 3 securities.
For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2011	(Unaudited)

LSV Conservative
Core Equity Fund

Assets:
Investments at Value (Cost $54,926)	$58,720
Cash	8
Dividend and Interest Receivable	63
Receivable from Investment Adviser	10
Prepaid Expenses	15

Total Assets	58,816

Liabilities:
Payable due to Investment Adviser	18
Payable due to Administrator	3
Other Accrued Expenses	3

Total Liabilities	24

Net Assets	$58,792

Net Assets Consist of:
Paid-in Capital	$63,503
Undistributed Net Investment Income	275
Accumulated Net Realized Loss on Investments	(8,780)
Net Unrealized Appreciation on Investments	3,794

Net Assets	$58,792

Institutional Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	6,862,682 (1)

Net Asset Value, Offering and Redemption Price Per Share	$8.57

(1)	Shares have not been rounded.
The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2011	(Unaudited)

LSV Conservative
Core Equity Fund

Investment Income:
Dividend Income	$544
Interest Income	—

Total Investment Income	544

Expenses:
Investment Advisory Fees	102
Administration Fees	16
Transfer Agent Fees	14
Registration and Filing Fees	9
Custodian Fees	3
Printing Fees	2
Professional Fees	2
Insurance and Other Fees	2

Total Expenses	150
Less: Waiver of Investment Advisory Fees	(56)
Fees Paid Indirectly — (see Note 4)	—

Net Expenses	94

Net Investment Income	450

Net Realized Gain on Investments	468
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,010

Net Realized and Unrealized Gain on Investments	7,478

Net Increase in Net Assets Resulting from Operations	$7,928

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets (000)
For the six months ended April 30, 2011 (Unaudited)
and for the year ended October 31, 2010

	LSV Conservative
	Core Equity Fund
	11/01/10	11/01/09
	to 4/30/11	to 10/31/10

Operations:
Net Investment Income	$450	$585
Net Realized Gain on Investments	468	210
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,010	3,326

Net Increase in Net Assets Resulting from Operations	7,928	4,121

Dividends and Distributions:
Net Investment Income	(642)	(571)

Total Dividends and Distributions	(642)	(571)

Capital Share Transactions:
Issued	21,590	—
In Lieu of Dividends and Distributions	339	483
Redeemed	(636)	(1,274)

Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions	21,293	(791)

Total Increase in Net Assets	28,579	2,759

Net Assets:
Beginning of Period	30,213	27,454

End of Period (including undistributed net investment income of $275 and $467, respectively)	$58,792	$30,213

Shares Transactions:
Issued	2,850	—
In Lieu of Dividends and Distributions	43	69
Redeemed	(79)	(176)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,814	(107)

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Financial Highlights
For a share outstanding throughout each period
For the six months ended April 30, 2011 (unaudited) and the years and period ended October 31,

			Realized								Ratio of	Ratio
	Net		and		Dividends		Net		Net		Expenses	of Net
	Asset		Unrealized		from	Total	Asset		Assets	Ratio of	to Average	Investment
	Value	Net	Gains	Total	Net	Dividends	Value		End of	Expenses	Net Assets	Income	Portfolio
	Beginning	Investment	(Losses) on	from	Investment	and	End of	Total	Period	to Average	(Excluding	to Average	Turnover
	of Period	Income(1)	Investments	Operations	Income	Distributions	Period	Return†	(000)	Net Assets	Waivers)	Net Assets	Rate
LSV Conservative Core Equity Fund
2011*	$7.46	$0.07	$1.14	$1.21	$(0.10)	$(0.10)	$8.57	16.27%	$58,792	0.35%	0.56%	1.68%	11%
2010	6.61	0.14	0.85	0.99	(0.14)	(0.14)	7.46	15.06	30,213	0.35	0.68	1.98	29
2009	6.09	0.15	0.58	0.73	(0.21)	(0.21)	6.61	12.58	27,454	0.35	0.73	2.53	44
2008	9.84	0.20	(3.87)	(3.67)	(0.08)	(0.08)	6.09	(37.56)	28,568	0.35	0.64	2.31	35
2007**	10.00	0.08	(0.24)	(0.16)	—	—	9.84	(1.60)	29,691	0.35	0.73	1.92	5

*	For the six-month period ended April 30, 2011. All ratios for the period have been annualized. Portfolio turnover rate is for the period indicated and has not been annualized.

**	Commencement of operations for the LSV Conservative Core Equity Fund was May 22, 2007. All ratios for the period have been annualized. Portfolio turnover rate is for the period indicated and has not been annualized.

†	Return is for the period indicated and has not been annualized. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the advisor not waived a portion of its fee.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2011	(Unaudited)
1. Organization:
The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 39 funds. The financial statements herein are those of the LSV Conservative Core Equity Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Fund.
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2011, there were no fair valued securities.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Notes to Financial Statements April 30, 2011	(Unaudited)
For the six month period April 30, 2011, there have been no significant changes to the Fund’s fair valuation methodologies.
Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years 2007, 2008 and 2009, on-going analysis of and changes to tax laws, regulations and interpretations thereof.
Security Transactions and Investment Income — Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.
Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.
Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.
3. Transactions with Affiliates:
Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.
4. Administration, Distribution, Transfer Agency and Custodian Agreements:
The LSV Funds (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds’ first $1 billion of average daily net assets; 0.06% of the Funds’ average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds’ average daily net assets between $1.5 billion and $3 billion; and 0.035% of the Funds’ average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional share class.
The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six month period ended April 30, 2011, the Fund earned $4 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.
U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

Notes to Financial Statements April 30, 2011	(Unaudited)
5. Investment Advisory Agreement:
The Trust and LSV Asset Management (the “Adviser”) are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.38% of the Fund’s average daily net assets. The Adviser has contractually agreed through February 29, 2012 to waive its fee in order to limit the Fund’s total operating expenses to a maximum of 0.35% of the Fund’s average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.
6. Investment Transactions:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 2011, were as follows (000):

Purchases
Other	$26,370
Sales
Other	$5,472
7. Federal Tax Information:
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.
Accordingly, the following permanent differences, primarily attributable to investments in REITS, have been reclassified to (from) the following accounts (000):

Undistributed Net	Accumulated Net
Investment Income	Realized Loss
$1	$(1)
The tax character of dividends and distributions declared during the years ended October 31, 2010 and 2009 was as follows (000):

Ordinary
Income
2010	$571
2009	915
As of October 31, 2010, the components of accumulated losses on a tax basis were as follows (000):

Undistributed Ordinary Income	$466
Capital Loss Carryforward	(9,122)
Unrealized Depreciation	(3,341)

Total Accumulated Losses	$(11,997)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward a maximum of eight years and applied against future capital gains as follows (000):

		Total Capital Loss
Expires	Expires	Carryforwards
10/31/16	10/31/17	2010
$1,198	$7,924	$9,122
Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
During the year ended October 31, 2010, the Fund had utilized capital loss carryforwards in the amount of $265 (000) to offset capital gains.
The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2011, were as follows (000):

	Aggregated	Aggregated
	Gross	Gross	Net
Federal	Unrealized	Unrealized	Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$55,040	$8,372	$(4,692)	$3,680
8. Other:
At April 30, 2011, 86% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

Notes to Financial Statements April 30, 2011	(Unaudited)
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
9. Subsequent Events:
The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table below illustrates your Fund’s costs in two ways:
• Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.
NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/10	04/30/11	Ratios	Period*

LSV Conservative Core Equity Fund

Actual Fund Return
Institutional Shares	$1,000.00	$1,162.70	0.35%	$1.88

Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,023.06	0.35%	$1.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Considerations in Re-Approving the Advisory Agreement
(Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”) must consider and approve an Advisory Agreement for an initial two year term and must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.
Prior to this year’s meeting held on February 15-16, 2011, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Funds’ investors, as discussed in further detail below.
At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of the Advisory Agreement. Among other things, the representative from the Adviser provided an overview of the Adviser, including its history, assets under management, ownership structure, investment personnel, sell discipline and risk management. The Adviser’s representative also reviewed each Fund’s portfolio characteristics, including sector weightings and top ten holdings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.
Nature, Extent, and Quality of Services Provided by the Adviser
In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.
The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.
Investment Performance of the Funds and the Adviser
The Board was provided with information regarding each Fund’s performance since the Advisory Agreement was last renewed, as well as information regarding each Fund’s performance since its inception. The Board also compared each Fund’s performance to a benchmark index and other similar mutual funds over various periods of time. At the meeting, the representative of the Adviser provided information regarding and led a discussion of factors impacting the performance of the Funds over the past year, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. In particular, the representative discussed each Fund’s investments in securities of small capitalization companies and the effect such investments had on each Fund’s performance. The representative

Board Considerations in Re-Approving the Advisory Agreement
(Unaudited)
noted that “value” securities had outperformed “growth” securities during the prior periods, but that the Funds had made a good recovery in recent time. With respect to each LSV Fund, the Board noted that although each Fund underperformed its benchmark over various periods of time, each Fund’s performance was not substantially below that of its respective benchmark and did not necessitate any significant additional review. Based on this information, the Board concluded that it was satisfied with the investment results the Adviser had been able to achieve for each Fund.
Costs of Advisory Services, Profitability and Economies of Scale
In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed a report of the advisory fees paid by the Funds to the Adviser, the fee waivers that the Adviser had made over the period, as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by each Fund to those paid by other comparable mutual funds and noted that each Fund’s total fees and expenses were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services rendered. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangement with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period for the Funds, but did not conclude that such economies of scale had been achieved.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for the Funds for another year.

Trust:
The Advisors’ Inner Circle Fund
Fund:
LSV Conservative Core Equity Fund
Adviser:
LSV Asset Management
Distributor:
SEI Investments Distribution Co.
Administrator:
SEI Investments Global Fund Services
Legal Counsel:
Morgan, Lewis & Bockius LLP
Independent Registered Public Accounting Firm:
Ernst & Young LLP
The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-Fund-LSV and (ii) on the Commission’s website at http://www.sec.gov.
LSV-SA-005-0400

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund
By (Signature and Title)*	/s/ Philip T. Masterson
Philip T. Masterson, President
Date: 07/08/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Philip T. Masterson
Philip T. Masterson, President
Date: 07/08/11

By (Signature and Title)*	/s/ Michael Lawson
Michael Lawson, Treasurer, Controller & CFO
Date: 07/08/11

*	Print the name and title of each signing officer under his or her signature.